Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2014
Postemployment Benefits [Abstract]
Summary of Activity Related to Outstanding Stock Options

A summary of activity in the outstanding stock options for the years ended December 31, 2014, 2013 and 2012 is presented below:

	2014		2013		2012
		Weighted		Weighted		Weighted
		Average		Average		Average
		Exercise		Exercise		Exercise
	Shares	Price	Shares	Price	Shares	Price
Outstanding, beginning of year	220,500	$14.57	220,500	$14.57	220,500	$14.57
Granted	—	—	—	—	—	—
Assumed	102,586	23.45	—	—	—	—
Exercised	(1,000)	14.57	—	—	—	—
Forfeited	—	—	—	—	—	—

Oustanding, end of year	322,086	$17.40	220,500	$14.57	220,500	$14.57

Exercisable, end of year	322,086	$17.40	220,500	$14.57	220,500	$14.57